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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment           [ ] Amendment Number : _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brookline Avenue Partners, L.P.
Address: 100 Crescent Court
         Suite 1100
         Dallas, Texas 75201

Form 13F File Number: 028-12872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Kyle Knutson
Title: Chief Compliance Officer
Phone: (214) 775-3100

Signature, Place, and Date of Signing:


/s/ J. Kyle Knutson                            Dallas, TX          May 14, 2009
-------------------------------------   -----------------------   --------------
(Signature)                                  (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          49

Form 13F Information Table Value Total:     132,673
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

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                           FORM 13F INFORMATION TABLE

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
          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- ---------  -------- ------------------- ---------- -------- ---------------------
                                                                                                            VOTING AUTHORITY
                                 TITLE OF                 VALUE   SHRS OR  SH/  PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER             CLASS        CUSIP     (X1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- ---------  -------- --------- --- ----- ---------- -------- --------- ------ ----
AGCO CORP                    NOTE 1.250%12/1 001084AM4     1,159 1,500,000 PRN       SOLE                1,500,000      0    0
AGRIUM INC                         COM       008916108     2,147    60,000 SH  CALL  SOLE                       --     --   --
AMERIGROUP CORP              NOTE 2.000% 5/1 03073TAB8     1,343 1,500,000 PRN       SOLE                1,500,000      0    0
AMGEN INC                    NOTE 0.375% 2/0 031162AQ3     4,106 4,500,000 PRN       SOLE                4,500,000      0    0
ARRIS GROUP INC              NOTE 2.000%11/1 04269QAC4     2,285 3,000,000 PRN       SOLE                3,000,000      0    0
BARRICK GOLD CORP                  COM       067901108     2,535    78,200 SH        SOLE                   78,200      0    0
BRE PROPERTIES INC           NOTE 4.125% 8/1 05564EBH8     1,665 2,000,000 PRN       SOLE                2,000,000      0    0
CARPENTER TECHNOLOGY CORP          COM       144285103     1,461   103,500 SH        SOLE                  103,500      0    0
CENTENNIAL COMMUNCTNS CORP N     CL A NEW    15133V208     1,782   215,780 SH        SOLE                  215,780      0    0
CF INDS HLDGS INC                  COM       125269100     2,490    35,000 SH  CALL  SOLE                       --     --   --
CORE LABORATORIES LP         NOTE 0.250%10/3 21868FAB9     1,469 1,500,000 PRN       SOLE                1,500,000      0    0
CV THERAPEUTICS INC                COM       126667104     1,469    73,900 SH        SOLE                   73,900      0    0
DEAN FOODS CO NEW                  COM       242370104     1,832   101,300 SH        SOLE                  101,300      0    0
E M C CORP MASS              NOTE 1.750%12/0 268648AM4     3,902 4,000,000 PRN       SOLE                4,000,000      0    0
ENDO PHARMACEUTICALS HLDGS I NOTE 1.750% 4/1 29264FAA4     1,950 2,500,000 PRN       SOLE                2,500,000      0    0
FIRST AMERN CORP CALIF             COM       318522307     1,074    40,519 SH        SOLE                   40,519      0    0
GAMESTOP CORP NEW                  CL A      36467W109     1,409    50,300 SH        SOLE                   50,300      0    0
GENENTECH INC                    COM NEW     368710406     4,750    50,000 SH  CALL  SOLE                       --     --   --
GENENTECH INC                    COM NEW     368710406     4,750    50,000 SH  PUT   SOLE                   50,000      0    0
GILEAD SCIENCES INC          NOTE 0.625% 5/0 375558AH6     1,930 1,500,000 PRN       SOLE                1,500,000      0    0
HEALTH CARE REIT INC         NOTE 4.750%12/0 42217KAP1     4,140 4,500,000 PRN       SOLE                4,500,000      0    0
INVITROGEN CORP              NOTE 3.250% 6/1 46185RAM2     1,444 1,500,000 PRN       SOLE                1,500,000      0    0
LAWSON SOFTWARE INC NEW      NOTE 2.500% 4/1 52078PAA0     2,379 3,000,000 PRN       SOLE                3,000,000      0    0
LENDER PROCESSING SVCS INC         COM       52602E102     1,191    38,900 SH        SOLE                   38,900      0    0
LIFEPOINT HOSPITALS INC      NOTE 3.500% 5/1 53219LAH2     2,524 3,500,000 PRN       SOLE                3,500,000      0    0
LINEAR TECHNOLOGY CORP       NOTE 3.000% 5/0 535678AC0     2,489 3,000,000 PRN       SOLE                3,000,000      0    0
LOEWS CORP                         COM       540424108       820    37,100 SH        SOLE                   37,100      0    0
LORILLARD INC                      COM       544147101     1,544    25,000 SH        SOLE                   25,000      0    0
MACYS INC                          COM       55616P104     1,369   153,800 SH        SOLE                  153,800      0    0
MARTIN MARIETTA MATLS INC          COM       573284106     1,015    12,800 SH        SOLE                   12,800      0    0
MCDONALDS CORP                     COM       580135101       999    18,300 SH        SOLE                   18,300      0    0
MEDTRONIC INC                NOTE 1.625% 4/1 585055AM8     3,586 4,000,000 PRN       SOLE                4,000,000      0    0
NII HLDGS INC                NOTE 2.750% 8/1 62913FAF9     1,362 1,500,000 PRN       SOLE                1,500,000      0    0
ON SEMICONDUCTOR CORP            NOTE 4/1    682189AE5     1,851 2,000,000 PRN       SOLE                2,000,000      0    0
PHILIP MORRIS INTL INC             COM       718172109     1,228    34,500 SH        SOLE                   34,500      0    0
RELIANCE STEEL & ALUMINUM CO       COM       759509102     1,493    56,700 SH        SOLE                   56,700      0    0
REYNOLDS AMERICAN INC              COM       761713106     1,348    37,600 SH        SOLE                   37,600      0    0
ROHM & HAAS CO                     COM       775371107     4,730    60,000 SH  PUT   SOLE                   60,000      0    0
ROHM & HAAS CO                     COM       775371107     4,730    60,000 SH  CALL  SOLE                       --     --   --
ROHM & HAAS CO                     COM       775371107     1,577    20,000 SH        SOLE                   20,000      0    0
SCHLUMBERGER LTD                   COM       806857108     1,219    30,000 SH        SOLE                   30,000      0    0
SPDR TR                         UNIT SER 1   78462F103     1,339    16,850 SH        SOLE                   16,850      0    0
SPDR TR                         UNIT SER 1   78462F103    23,038   290,000 SH  CALL  SOLE                       --     --   --
SPDR TR                         UNIT SER 1   78462F103     5,958    75,000 SH  PUT   SOLE                   75,000      0    0
SYMANTEC CORP                NOTE 1.000% 6/1 871503AF5     3,921 4,000,000 PRN       SOLE                4,000,000      0    0
TERRA INDS INC                     COM       880915103     1,405    50,000 SH  CALL  SOLE                       --     --   --
TRANSOCEAN INC               NOTE 1.500%12/1 893830AV1     5,187 6,000,000 PRN       SOLE                6,000,000      0    0
UNION PAC CORP                     COM       907818108     1,673    40,700 SH        SOLE                   40,700      0    0
WYETH                              COM       983024100     1,610    37,400 SH        SOLE                   37,400      0    0
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